First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.1%
	Aerospace & Defense – 2.3%
14,000	Boeing (The) Co. (a)	$2,087,960
11,000	Lockheed Martin Corp. (a)	3,728,450
		5,816,410
	Automobiles – 0.9%
110,000	General Motors Co. (a)	2,285,800
	Banks – 5.3%
94,000	JPMorgan Chase & Co. (a)	8,462,820
200,000	KeyCorp (a)	2,074,000
100,000	Truist Financial Corp. (a)	3,084,000
		13,620,820
	Beverages – 3.2%
107,000	Coca-Cola (The) Co. (a)	4,734,750
25,000	Constellation Brands, Inc., Class A (a)	3,584,000
		8,318,750
	Capital Markets – 0.7%
52,500	Morgan Stanley (a)	1,785,000
	Chemicals – 1.0%
15,000	Linde PLC (a)	2,595,000
	Communications Equipment – 1.8%
117,500	Cisco Systems, Inc. (a)	4,618,925
	Diversified Telecommunication Services – 2.4%
215,000	AT&T, Inc. (a)	6,267,250
	Electric Utilities – 2.7%
100,000	Exelon Corp. (a)	3,681,000
135,000	PPL Corp. (a)	3,331,800
		7,012,800
	Electronic Equipment, Instruments & Components – 1.0%
32,000	Keysight Technologies, Inc. (a) (b)	2,677,760
	Entertainment – 5.1%
80,000	Activision Blizzard, Inc. (a)	4,758,400
90,000	Cinemark Holdings, Inc. (a)	917,100
31,500	Electronic Arts, Inc. (a) (b)	3,155,355
157,500	Lions Gate Entertainment Corp., Class B (a) (b)	878,850
35,000	Walt Disney (The) Co.	3,381,000
		13,090,705
	Food & Staples Retailing – 1.9%
17,500	Costco Wholesale Corp. (a)	4,989,775
	Food Products – 0.9%
45,000	Mondelez International, Inc., Class A (a)	2,253,600
	Health Care Equipment & Supplies – 1.0%
80,000	Boston Scientific Corp. (a) (b)	2,610,400
	Health Care Providers & Services – 2.8%
29,000	UnitedHealth Group, Inc. (a)	7,232,020
	Hotels, Restaurants & Leisure – 2.0%
85,000	Carnival Corp. (a)	1,119,450
30,000	Las Vegas Sands Corp. (a)	1,274,100

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
52,000	Restaurant Brands International, Inc. (a)	$2,081,560
47,500	Six Flags Entertainment Corp. (a)	595,650
		5,070,760
	Industrial Conglomerates – 1.8%
35,000	Honeywell International, Inc. (a)	4,682,650
	Insurance – 3.9%
50,000	Arthur J. Gallagher & Co. (a)	4,075,500
22,500	Chubb, Ltd. (a)	2,513,025
45,000	Progressive (The) Corp.	3,322,800
		9,911,325
	Interactive Media & Services – 2.9%
4,500	Alphabet, Inc., Class C (a) (b)	5,232,645
14,000	Facebook, Inc., Class A (a) (b)	2,335,200
		7,567,845
	Internet & Direct Marketing Retail – 1.6%
21,000	Alibaba Group Holding Ltd., ADR (a) (b)	4,084,080
	IT Services – 3.6%
21,000	Mastercard, Inc., Class A (a)	5,072,760
45,000	PayPal Holdings, Inc. (a) (b)	4,308,300
		9,381,060
	Life Sciences Tools & Services – 2.8%
25,000	Thermo Fisher Scientific, Inc. (a)	7,090,000
	Machinery – 1.8%
22,000	Caterpillar, Inc. (a)	2,552,880
22,000	Stanley Black & Decker, Inc. (a)	2,200,000
		4,752,880
	Media – 0.2%
39,000	ViacomCBS, Inc., Class B (a)	546,390
	Oil, Gas & Consumable Fuels – 3.1%
120,000	BP PLC, ADR (a)	2,926,800
70,000	Hess Corp. (a)	2,331,000
65,000	Occidental Petroleum Corp. (a)	752,700
26,500	Pioneer Natural Resources Co. (a)	1,858,975
		7,869,475
	Pharmaceuticals – 7.0%
75,000	Bristol-Myers Squibb Co. (a)	4,180,500
102,000	Merck & Co., Inc. (a)	7,847,880
50,500	Zoetis, Inc. (a)	5,943,345
		17,971,725
	Road & Rail – 1.2%
52,000	CSX Corp.	2,979,600
	Semiconductors & Semiconductor Equipment – 6.6%
127,000	Intel Corp. (a)	6,873,240
76,500	Micron Technology, Inc. (a) (b)	3,217,590
26,200	NVIDIA Corp. (a)	6,906,320
		16,997,150

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 11.9%
15,000	Adobe Systems, Inc. (a) (b)	$4,773,600
138,300	Microsoft Corp. (a)	21,811,293
14,000	Palo Alto Networks, Inc. (a) (b)	2,295,440
14,500	Synopsys, Inc. (a) (b)	1,867,455
		30,747,788
	Specialty Retail – 2.9%
21,500	Burlington Stores, Inc. (b)	3,406,890
46,000	Lowe’s Cos., Inc. (a)	3,958,300
		7,365,190
	Technology Hardware, Storage & Peripherals – 5.0%
51,000	Apple, Inc. (a)	12,968,790
	Textiles, Apparel & Luxury Goods – 1.9%
60,000	NIKE, Inc., Class B (a)	4,964,400
	Water Utilities – 0.9%
20,000	American Water Works Co., Inc.	2,391,200
	Total Common Stocks	242,517,323
	(Cost $238,103,778)
REAL ESTATE INVESTMENT TRUSTS – 3.9%
	Equity Real Estate Investment Trusts – 3.9%
34,000	Crown Castle International Corp. (a)	4,909,600
102,000	Healthcare Trust of America, Inc., Class A	2,476,560
53,000	Lamar Advertising Co., Class A (a)	2,717,840
	Total Real Estate Investment Trusts	10,104,000
	(Cost $9,865,225)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.9%
	Capital Markets – 0.9%
215,000	Ares Capital Corp. (a)	2,317,700
	(Cost $3,728,891)

Shares	Description	Stated Rate	Stated Maturity (c)	Value
CONVERTIBLE PREFERRED SECURITIES – 0.7%
	Health Care Equipment & Supplies – 0.7%
35,000	Becton Dickinson and Co., Series A	6.13%	05/01/20	1,829,800
	(Cost $1,999,693)
Total Investments – 99.6%	256,768,823
(Cost $253,697,587) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.1)%
(200)	Activision Blizzard, Inc.	$(1,189,600)	$65.00	Apr 2020	(9,000)
(50)	Adobe Systems, Inc.	(1,591,200)	360.00	Apr 2020	(5,900)
(100)	American Water Works Co., Inc.	(1,195,600)	135.00	Apr 2020	(6,800)
(80)	American Water Works Co., Inc.	(956,480)	155.00	Apr 2020	(1,600)
(40)	Boeing (The) Co.	(602,526)	200.00	Apr 2020	(480)
(300)	Carnival Corp.	(395,100)	17.50	Apr 2020	(24,900)
(200)	Carnival Corp.	(263,400)	20.00	Apr 2020	(6,200)
(75)	Costco Wholesale Corp.	(2,138,475)	325.00	Apr 2020	(3,750)
(100)	Las Vegas Sands Corp.	(424,700)	55.00	Apr 2020	(3,000)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(200)	Micron Technology, Inc.	$(841,200)	$48.00	Apr 2020	$(12,000)
(200)	Micron Technology, Inc.	(841,200)	50.00	Apr 2020	(6,800)
(53)	Microsoft Corp.	(835,863)	157.50	Apr 2020	(18,550)
(150)	S&P 500® Index (e)	(38,768,850)	2,875.00	Apr 2020	(90,000)
(200)	S&P 500® Index (e)	(51,691,800)	2,950.00	Apr 2020	(40,000)
(300)	S&P 500® Index (e)	(77,537,700)	3,000.00	Apr 2020	(46,500)
(75)	UnitedHealth Group, Inc.	(1,870,350)	300.00	Apr 2020	(1,500)
	Total Call Options Written				(276,980)
	(Premiums received $718,326)
Net Other Assets and Liabilities – 0.5%	1,297,640
Net Assets – 100.0%	$257,789,483

(a)	All or a portion of these securities are pledged to cover index call options written.
(b)	Non-income producing security.
(c)	Stated maturity represents the mandatory conversion date.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $47,372,541 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,859,959. The net unrealized appreciation was $3,512,582. The amounts presented are inclusive of derivative contracts.
(e)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 242,517,323	$ 242,517,323	$ —	$ —
Real Estate Investment Trusts*	10,104,000	10,104,000	—	—
Common Stocks - Business Development Companies*	2,317,700	2,317,700	—	—
Convertible Preferred Securities*	1,829,800	1,829,800	—	—
Total Investments	$ 256,768,823	$ 256,768,823	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (276,980)	$ (276,980)	$ —	$ —

*	See Portfolio of Investments for industry breakout.